CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Treasury stock (in shares)	4,350,000	4,350,000
Common Stock, $0.0001 par value; authorized 1,600,000 shares; 84,831 and 84,465 shares issued and 80,481 and 80,115 shares outstanding at December 31, 2024 and 2023, respectively
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	1,600,000,000	1,600,000,000
Common stock issued (in shares)	84,831,000	84,465,000
Common stock outstanding (in shares)	80,481,000	80,115,000
Class B Common Stock, $0.0001 par value
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	400,000,000	400,000,000
Common stock issued (in shares)	5,789,000	5,789,000
Common stock outstanding (in shares)	5,789,000	5,789,000